Investment Manager
      Legg Mason Fund Adviser, Inc.
      Baltimore, MD

Investment Adviser
      Western Asset Management Company
      Pasadena, CA

Board of Directors
      John F. Curley, Jr., Chairman
      Edmund J. Cashman, Jr., Vice Chairman
      Edward A. Taber, III, President
      Richard G. Gilmore
      Charles F. Haugh
      Arnold L. Lehman
      Dr. Jill E. McGovern
      T. A. Rodgers

Transfer and Shareholder Servicing Agent
      Boston Financial Data Services
      Boston, MA

Custodian
      State Street Bank & Trust Company
      Boston, MA

Counsel
      Kirkpatrick & Lockhart LLP
      Washington, D.C.

Independent Accountants
      Coopers & Lybrand L.L.P.
      Baltimore, MD

      The U.S. Government Money Market Portfolio is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the fund will always be able to maintain a stable net asset value of $1.00 per share.

      This report is not to be distributed unless preceded or accompanied by a prospectus.

                      Legg Mason Wood Walker, Incorporated
                  -------------------------------------------
                            111 South Calvert Street
                    P.O. Box 1476, Baltimore, MD 21203-1476
                         410 (bullet) 539 (bullet) 0000

LMF-025

                               Semi-Annual Report
                                 June 30, 1997

                                   LEGG MASON
                                     INCOME
                                  TRUST, INC.

                          U.S. Government Intermediate
                                Investment Grade
                                   High Yield
                          U.S. Goverment Money Market

                           Putting Your Future First

                               [LEGG MASON LOGO]
                                     FUNDS

To Our Shareholders,

   We are pleased to provide you with Legg Mason Income Trust's semi-annual report, including reports for the Legg Mason U.S. Government Intermediate Portfolio, Investment Grade Income Portfolio, High Yield Portfolio and the U.S. Government Money Market Portfolio.

   The following table summarizes key statistics for each portfolio, as of June 30, 1997:

                                                                 Net Asset Value
                                 SEC Yield*     Average Life        Per Share
                                 ----------     ------------     ---------------
   Government Intermediate          5.63%         6.9 years           $10.25
   Investment Grade                 5.90%        12.9 years           $10.25
   High Yield                       8.43%         5.9 years           $15.83
   Government Money Market          4.80%          67 days            $ 1.00

   In the six months through June 30, total returns for the Government Intermediate, Investment Grade and High Yield Portfolios (not annualized) were 2.45%, 3.52% and 6.96%, respectively. Total return measures investment performance in terms of appreciation or depreciation in a portfolio's net assets per share, plus dividends and any capital gain distributions. Beginning on the following page, the portfolio managers responsible for the Income Trust portfolios discuss the investment outlook. The Funds' total returns in various periods since their inceptions (and performance information for Navigator shares) are shown on page 4.

   For each of our funds, historical performance is not indicative of future results, and principal value of our holdings will continue to fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

   Many of our shareholders regularly add to their fund holdings by authorizing automatic, monthly transfers from their bank checking or Legg Mason accounts. Your Legg Mason Financial Advisor will be happy to help you make these arrangements if you would like to purchase shares in this convenient way.

                                                        Sincerely,

                                                        /s/John F. Curley, Jr.
                                                        ----------------------
                                                        John F. Curley, Jr.
                                                        Chairman

August 13, 1997


------------
*The SEC Yield reported for the U.S. Government Intermediate, Investment Grade and High Yield Portfolios is for the 30 days ended June 30, 1997 and for the U.S. Government Money Market Portfolio is for the 7 days ended June 30, 1997.

Portfolio Managers' Comments
Legg Mason Income Trust, Inc.

   For the past three years, a growth paradigm has best described the bond market's roller coaster ride, with interest rates rising as the economy gains strength and falling on signs of weakness. Underlying the ups and downs is a feedback effect: a stronger economy causes interest rates to rise, then higher rates dampen demand and cause the economy to soften; a softer economy leads rates back down, and lower rates then stimulate demand and cause the economy to strengthen, etc. Apparently, since the ups and downs have become more muted of late, the market has come to understand this. For example, even as the economy weakened and yields fell in the second quarter, expectations of a rebound in the economy and in yields quickly surfaced, limiting the current drop in rates from their highs.

    The problem with this paradigm, however, is that growth is not necessarily the cause of inflation, which is what ultimately determines the level of interest rates. We have long felt that much of the economy's strength in this business cycle was due to the beneficial side-effects of disinflation, because in the absence of pricing power, economic agents have a strong incentive to work more productively. The evidence to date bears this out, as productivity gains have been the hallmark of the expansion, and inflation has fallen dramatically.

    Currently, we are seeing the most benign inflation the economy has had since the mid-'50s and '60s, when bond yields were 4% and mortgages were 5%. Year-to-date through May, the Consumer Price Index ("CPI") is up at a 1.5% annual pace, and the Producer Price Index ("PPI") is falling at a 3.9% pace; at the end of last year, these indices were registering +3.3% and +2.8%, respectively. Not only is measured inflation falling, but lots of prices are actually falling: gold has fallen to its lowest level in 12 years, the Journal of Commerce Index is near a 3-year low, the Goldman Sachs Index has been falling steadily since January, and the Commodities Research Bureau ("CRB") Index is at a 2-year low. Moreover, since the dollar is up 10% against most major currencies over the past year, the price of everything outside our borders has dropped 10%. Finally, key money supply measures have registered a substantial slowdown from the first quarter, rounding out a picture of generally tight monetary conditions.

    Against this super-disinflationary (and almost deflationary) backdrop, the Fed tightened monetary policy earlier this year, and the bond market has effectively tightened things even more. With inflation collapsing and interest rates unchanged to higher on the year, real interest rates have risen significantly: based on the CPI, which almost certainly overstates inflation, real bond yields have gone from 3.5% to 5%. High real interest rates should help keep the economy from "overheating," and create a bias toward lower, rather than higher, inflation.

   Just as predictability is soon arbitraged away by an efficient market, paradigms don't last forever, so the bond market may be due for a paradigm shift at some point. If nothing else, the growth paradigm is simply inadequate to explain how the economy can grow "above trend" for years, yet still experience declining inflation. Occam's Razor suggests that the simplest explanation is probably the best: monetary policy is tight, inflation expectations are falling, and this is good for growth. If it occurs, the shift to a new paradigm--which would place more emphasis on monetary and price indicators and less on growth--likely would be accompanied by further declines in interest rates as the reality of low inflation sets in and fears of growth subside. But as with any paradigm shift, many players could be caught off guard. This increases the chances of a deflationary shock, which could result in unexpectedly slow growth as earnings are squeezed and confidence erodes.

   This view of the world leads to the conclusion that interest rates are still attractive relative to inflation, but it does not suggest an obvious direction for the shape of the yield curve. Stronger-than-expected growth would almost certainly result in a flatter curve, but high real rates mitigate against that. Weaker-than-expected growth would lead to a much steeper yield curve, but the salutary effects of lower interest rates mitigate against that. Regardless of the paradigm, low and stable inflation should keep interest rate volatility in check, thus offsetting to a degree the narrowness of mortgage spreads. Barring a deflationary shock, a disinflating and growing economy should be supportive of corporate spreads, but rising deflationary risks and narrow spreads argue for moving up the quality scale.

                                               Western Asset Management Company

August 13, 1997

                      ------------------------------------

Note to Shareholders of the High Yield Portfolio:

   For your information, in recent years high yield bonds distributed to mutual funds and other institutional investors pursuant to Rule 144A of the Securities Act of 1933 have become a large and important part of the high yield bond market. Formerly, the High Yield Portfolio's holdings of these bonds, along with holdings of certain other securities, were limited to a maximum of 25% of the Portfolio's holdings because of concerns regarding market liquidity of these securities. At its most recent meeting, the Portfolio's Board of Directors voted to remove this limitation with respect to Rule 144A securities based on assurances from the Portfolio's investment advisor that market liquidity of Rule 144A securities is now generally comparable to that of other high yield securities available in the marketplace.

Performance Information Legg Mason
Income Trust, Inc.

Total Return for One and Five Years and Life of Funds as of June 30, 1997

         The returns shown are based on historical results and are not intended to indicate future performance. The investment return and principal value of an investment in each of these funds will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Average annual returns tend to smooth out variations in a fund's return, so they differ from actual year-to-year results. No adjustment has been made for any income taxes payable by shareholders.

         The Government Intermediate and Investment Grade Portfolios each have two classes of shares: Primary Class and Navigator Class. The Navigator Class, offered only to certain institutional investors, pays fund expenses similar to those paid by the Primary Class, except that transfer agency fees and shareholder servicing expenses are determined separately for each class and the Navigator Class does not incur Rule 12b-1 distribution fees.

         The U.S. Government Money Market Portfolio is excluded from this performance information because it does not have a variable share price.

         The Funds' total returns as of June 30, 1997 were as follows:

                                      U.S. Government      Investment Grade       High
                                     Intermediate-Term          Income            Yield
                                         Portfolio             Portfolio        Portfolio
--------------------------------------------------------------------------------------------
Average Annual Total Return
  Primary Class:
    One Year                               +7.04%                 +9.33%            +15.07%
    Five Years                             +5.71                  +7.34             N/A
    Life of Class (dagger)                 +7.64                  +8.51             +10.55

  Navigator Class:
    One Year                               +7.65%                 +9.99%            N/A
    Life of Class (double dagger)          +8.72                  +6.69             N/A

Cumulative Total Return
  Primary Class:
    One Year                               +7.04%                 +9.33%            +15.07%
    Five Years                            +31.98                 +42.49             N/A
    Life of Class (dagger)               +107.30                +124.53             +40.85

  Navigator Class:
    One Year                               +7.65%                 +9.99%            N/A
    Life of Class (double dagger)         +24.08                 +10.45             N/A
--------------------------------------------------------------------------------------------

        (dagger) Primary Class inception dates are:
                 U.S. Government Intermediate-Term Portfolio -- August 7, 1987 Investment Grade Income Portfolio -- August 7, 1987
                 High Yield Portfolio -- February 1, 1994
(dagger)(dagger) Navigator Class inception dates are:
                 U.S. Government Intermediate-Term Portfolio -- December 1, 1994 Investment Grade Income Portfolio -- December 1, 1995

Statement of Net Assets
Legg Mason Income Trust, Inc.
June 30, 1997  (Unaudited)
(Amounts in Thousands)

U.S. Government Intermediate-Term Portfolio

                                                             Rate         Maturity Date                Par           Value
      --------------------------------------------------------------------------------------------------------------------
U.S. Government and Agency Obligations -- 30.4%

      Fixed-rate Securities -- 21.0%
      Federal Farm Credit Bank                               6.66%          12/26/06                $ 5,850        $ 5,755
      Overseas Private Investment Corporation                6.93%          12/15/08                 15,000         15,027
      Private Export Funding Corporation                     7.03%          10/31/03                  6,500          6,624
      Tennessee Valley Authority                             6.235%         7/15/45                   5,000          4,986
      United States Treasury Bonds                           6.25%          6/30/02                   2,980          2,962
      United States Treasury Bonds                           6.625%         2/15/27                   3,200          3,131
      United States Treasury Notes                           0%             5/15/99                     600            537(A)
      United States Treasury Notes                           0%             8/15/99                   3,600          3,169(A)
      United States Treasury Notes                           6.875%         8/31/99                   1,000          1,015
      United States Treasury Notes                           7.125%         2/29/00                   4,000          4,088
      United States Treasury Notes                           6.25%          4/30/01                   5,000          4,986
      United States Treasury Notes                           6.625%         5/15/07                   9,000          9,075
                                                                                                                   -------
                                                                                                                    61,355
                                                                                                                   -------
      Inflation-indexed Securities -- 9.4%
      United States Treasury Inflation-Indexed Security      3.375%         1/15/07                  28,160         27,482(E)
                                                                                                                   -------
      Total U.S. Government and Agency Obligations  (Identified Cost-- $88,860)                                     88,837
      --------------------------------------------------------------------------------------------------------------------
U.S. Government Agency Mortgage-backed Securities -- 47.7%

      Fixed-rate Securities -- 37.7%
      Federal Home Loan Mortgage Corporation                 10.75%         7/1/00                        6              7
      Federal Home Loan Mortgage Corporation                 8.75%          2/1/01 to 10/1/01           855            885
      Federal Home Loan Mortgage Corporation                 6.55%          11/13/01                 15,000         14,843
      Federal Home Loan Mortgage Corporation                 9%             2/1/02                      399            412
      Federal Home Loan Mortgage Corporation                 7.10%          4/10/07                   5,000          5,100
      Federal Home Loan Mortgage Corporation                 8.25%          2/1/08                      589            614
      Federal Home Loan Mortgage Corporation                 8.50%          12/1/08                     274            284
      Federal Home Loan Mortgage Corporation                 9.75%          11/1/09                     293            313
      Federal Home Loan Mortgage Corporation                 9.75%          11/1/14                     225            240
      Federal Home Loan Mortgage Corporation                 8.50%          1/1/17                    1,033          1,072
      Federal Home Loan Mortgage Corporation                 9%             1/1/17 to 9/1/20          2,166          2,297
      Federal Home Loan Mortgage Corporation                 9.30%          4/15/19                   3,947          4,162
      Federal Home Loan Mortgage Corporation                 9%             1/1/21                    1,334          1,428
      Federal Home Loan Mortgage Corporation                 8.50%          6/1/21                    1,257          1,315
      Federal Home Loan Mortgage Corporation                 6.50%          2/1/26 to 8/1/26          5,460          5,236
      Federal National Mortgage Association                 11.50%          4/1/04                    2,459          2,609
      Federal National Mortgage Association                  7.55%          3/27/07                  15,000         15,103
      Federal National Mortgage Association                  8.50%          6/1/10 to 8/1/11          3,777          3,902
      Federal National Mortgage Association                  6.50%          11/1/10 to 7/1/13        25,527         25,013
      Federal National Mortgage Association                  9.50%          7/1/14                      795            855
      Federal National Mortgage Association                  11%            12/1/15                     876            960
      Federal National Mortgage Association                  9.50%          6/25/18                   1,358          1,447

Legg Mason Income Trust, Inc.

                                                             Rate         Maturity Date                Par           Value
      ---------------------------------------------------------------------------------------------------------------------
U.S. Government Agency Mortgage-backed Securities -- Continued

      Fixed-rate Securities -- Continued
      Federal National Mortgage Association                  9%             11/1/21                 $ 2,533        $ 2,695
      Federal National Mortgage Association                  6.50%          4/1/24                       31             30
      Federal National Mortgage Association                  7%             12/1/26 to 2/1/27         1,960          1,920
      Government National Mortgage Association               9%             7/15/04 to 8/15/06        4,613          4,817
      Government National Mortgage Association               7.50%          3/15/17                      27             28
      Government National Mortgage Association               9%             3/15/20 to 9/15/22           99            105
      Government National Mortgage Association               7.50%          12/15/22 to 9/15/25       3,553          3,577
      Government National Mortgage Association               8%             1/15/23 to 2/15/26        3,150          3,227
      Government National Mortgage Association               7%             6/15/23 to 3/15/26        5,821          5,727
                                                                                                                  --------
                                                                                                                   110,223
                                                                                                                  --------
      Indexed Securities(F) -- 8.0%
      Government National Mortgage Association               6.875%         12/20/21                  2,857          2,936
      Government National Mortgage Association               7.125%         4/20/22 to 4/20/25        9,135          9,422
      Government National Mortgage Association               7%             1/20/23 to 1/20/25       10,742         11,032
                                                                                                                  --------
                                                                                                                    23,390
                                                                                                                  --------
      Stripped Securities(D) -- 0.5%
      Federal National Mortgage Association                  152%           11/25/20                    148          1,477(1)
                                                                                                                  --------
      Variable-rate Securities(C) -- 1.5%
      Federal National Mortgage Association                7.629%           5/25/22                   4,165          4,243
                                                                                                                  --------
      Total U.S. Government Agency Mortgage-backed Securities  (Identified Cost-- $138,930)                        139,333
      ---------------------------------------------------------------------------------------------------------------------
Asset-backed Securities -- 3.2%

      Fixed-rate Securities -- 0.8%
      AFC Home Equity Loan Trust                             7.75%          12/15/06                  1,612          1,633
      ContiMortgage Home Equity Loan Trust                   8.60%          2/15/10                     702            704
                                                                                                                  --------
                                                                                                                     2,337
                                                                                                                  --------
      Indexed Securities(F) -- 2.4%
      First USA Credit Card Master Trust                     5.868%         2/10/06                   7,000          7,018
                                                                                                                  --------
      Total Asset-backed Securities  (Identified Cost-- $9,348)                                                      9,355
      ---------------------------------------------------------------------------------------------------------------------

                                                             Rate         Maturity Date                Par           Value
      ---------------------------------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- 5.7%

      Fixed-rate Securities -- 4.0%
      Deutsche Bank Financial Inc.                           6.70%          12/13/06                $ 3,000       $ 2,925
      Ford Motor Credit Company                              7.75%          10/1/99                   2,150         2,206
      Philip Morris Companies Inc.                           9.25%          2/15/00                   2,000         2,119
      Time Warner, Inc.                                      7.75%          6/15/05                   4,500         4,573
                                                                                                                  -------
                                                                                                                   11,823
                                                                                                                  -------
      Indexed Securities(F) -- 1.7%
      BankAmerica Capital III                                6.386%         1/15/27                   5,000         4,908
                                                                                                                  -------
      Total Corporate Bonds and Notes  (Identified Cost-- $16,612)                                                 16,731
---------------------------------------------------------------------------------------------------------------------------
Mortgage-backed Securities -- 5.6%

      Fixed-rate Securities -- 2.8%
      Merrill Lynch Mortgage Investors, Inc.                 6.69%          11/21/28                  3,085         3,082
      Metropolitan Asset Funding, Inc.                       6.85%          8/20/05                   3,000         2,976
      Resolution Trust Corporation                           10%            5/25/22                   2,084         2,110
                                                                                                                  -------
                                                                                                                    8,168
                                                                                                                  -------
      Variable-rate Securities(C) -- 2.8%
      Resolution Trust Corporation                           8.756%         3/25/21                   5,681         5,775
      Resolution Trust Corporation                           7.971%         9/25/29                   2,530         2,548
                                                                                                                  -------
                                                                                                                    8,323
                                                                                                                  -------
      Total Mortgage-backed Securities  (Identified Cost-- $16,663)                                                16,491
---------------------------------------------------------------------------------------------------------------------------
Yankee Bonds(B) -- 5.0%

      Fixed-rate Securities -- 4.3%
      Petrozuata Finance                                     7.63%          4/1/09                    3,000         2,995(G)
      Province of Quebec                                     7%             1/30/07                   5,700         5,648
      YPF Sociedad Anonima                                   7%             10/26/02                    963           961
      YPF Sociedad Anonima                                   7.50%          10/26/02                  2,825         2,861
                                                                                                                  -------
                                                                                                                   12,465
                                                                                                                  -------
      Indexed Securities(F) -- 0.7%
      United Mexican States                                  7.875%         8/6/01                    2,150         2,157(G)
                                                                                                                  -------
      Total Yankee Bonds  (Identified Cost-- $14,564)                                                              14,622
---------------------------------------------------------------------------------------------------------------------------
Short-term Investments -- 1.7%

      Corporate -- 0.2%
      General Motors Acceptance Corporation                  7.20%          1/29/98                     500           503
                                                                                                                  -------

                                                                               7

Legg Mason Income Trust, Inc.

U.S. Government Intermediate-Term Portfolio--Continued

                                                       Rate         Maturity Date                Par           Value
---------------------------------------------------------------------------------------------------------------------
U.S. Government Obligations -- 1.2%
United States Treasury Bills                           5.16%          8/21/97                 $ 1,000       $    993(H)
United States Treasury Notes                           0%             5/15/98                   1,000            952(A)
United States Treasury Notes                           6.125%         5/15/98                   1,500          1,504
                                                                                                            --------
                                                                                                               3,449
                                                                                                            --------
Repurchase Agreement -- 0.3%
J.P. Morgan Securities, Inc.
  6.05%, dated 6/30/97, to be repurchased at $1,009 on 7/1/97
  (Collateral: $1,005 Federal National Mortgage Association
  Medium-term Notes, 7.49%, due 5/22/07, value $1,044)                                          1,009          1,009
                                                                                                            --------
Options Purchased(I) -- N.M.
Eurodollar Future Put, September 97, Strike Price $94.00                                           91(J)           9
                                                                                                            --------
Total Short-term Investments  (Identified Cost-- $4,978)                                                       4,970
---------------------------------------------------------------------------------------------------------------------
Total Investments-- 99.3%  (Identified Cost-- $289,955)                                                      290,339
Other Assets Less Liabilities-- 0.7%                                                                           2,047
                                                                                                            --------
Net Assets Consisting Of:
Accumulated paid-in-capital applicable to:
  27,834 Primary Class shares outstanding                                                    $296,700
  704 Navigator Class shares outstanding                                                        7,230
Accumulated net realized loss on investments, options and futures                             (11,978)
Unrealized appreciation of investments                                                            434
                                                                                             --------
Net Assets-- 100.0%                                                                                         $292,386
                                                                                                            ========
Net Asset Value Per Share:
  Primary Class                                                                                               $10.25
                                                                                                              ======
  Navigator Class                                                                                             $10.25
                                                                                                              ======

                                                                                      Actual              Appreciation/
                                                       Expiration Date               Contracts           (Depreciation)
-----------------------------------------------------------------------------------------------------------------------
Futures Contracts Purchased(I)
U.S. Treasury Note Future                              September 97                      75                  $(45)
                                                                                                             ====
Futures Contracts Written(I)
U.S. Treasury Note Future                              September 97                     207                  $ 95
                                                                                                             ====
---------------------------------------------------------------------------------------------------------------------

(A) Zero-coupon Bond -- A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
(B) Yankee Bonds -- Dollar denominated bonds issued in the U.S. by foreign entities.
(C) The coupon rates shown on variable rate securities are the rates at June 30, 1997. These rates vary with the weighted average coupon of the underlying loans.
(D) Stripped Securities - Securities with interest-only or principal-only payment streams as denoted by superscript 1 or 2, respectively.
(E) United States Treasury Inflation-Indexed Security -- U.S. Treasury security whose principal value is adjusted daily in accordance with changes in the Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.
(F) Indexed Securities -- The rate of interest earned on these securities is tied to the London Interbank Offered Rate (LIBOR), the One Year Treasury Constant Maturity Rate or a similar Index. The coupon rate is the rate as of June 30, 1997.
(G) Rule 144a Security -- A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers.
(H) Collateral to cover futures sold.
(I) Options and futures are described in more detail in the notes to financial statements.
(J) This represents the actual number of contracts.
N.M. Not Meaningful

See notes to financial statements.

Statement of Net Assets
Legg Mason Income Trust, Inc.
June 30, 1997  (Unaudited)
(Amounts in Thousands)

Investment Grade Income Portfolio

                                                             Rate         Maturity Date            Par/Shares        Value
---------------------------------------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- 25.9%

      Finance -- 4.9%
      Associates Corporation, North America                  8.15%          8/1/09                  $ 1,000        $ 1,065
      Deutsche Bank Financial Inc.                           6.70%          12/13/06                  1,860          1,814
      General Motors Acceptance Corp.                        0%             6/15/15                   2,700            764(A)
      J.P. Morgan Capital Trust                              7.95%          2/1/27                      180            180
      Western Financial Savings Bank F.S.B.                  8.50%          7/1/03                    1,000          1,000
                                                                                                                   -------
                                                                                                                     4,823
                                                                                                                   -------
      Food and Beverage -- 1.3%
      RJR Nabisco, Inc.                                      8.75%          4/15/04                     200            203
      RJR Nabisco, Inc.                                      8.75%          7/15/07                   1,110          1,124
                                                                                                                   -------
                                                                                                                     1,327
                                                                                                                   -------
      Industrial -- 8.9%
      Ford Motor Company                                     7.70%          5/15/97                   1,000          1,008
      K Mart Corporation                                     7.95%          2/1/23                    2,000          1,810
      Loews Corporation                                      7.625%         6/1/23                    2,000          1,903
      MFS Communications                                     0%             1/15/04                     700            652(K)
      TCI Communications Incorporated                        8.75%          8/1/15                      530            556
      TCI Communications Incorporated                        9.65%          3/31/27                   1,650          1,744
      Tele Communications Incorporated                       9.25%          1/15/23                     200            208
      Westpoint Stevens Inc.                                 8.75%          12/15/01                  1,000          1,030
                                                                                                                   -------
                                                                                                                     8,911
                                                                                                                   -------
      Media and Entertainment -- 1.8%
      News America Holdings Incorporated                     8.875%         4/26/23                   1,000          1,073
      News America Holdings Incorporated                     8.25%          10/17/2096                  700            693
                                                                                                                   -------
                                                                                                                     1,766
                                                                                                                   -------
      Oil and Gas -- 1.1%
      Louis Dreyfus Natural Gas Corporation                  9.25%          6/15/04                   1,000          1,080
                                                                                                                   -------
      Transportation -- 1.0%
      Delta Airlines, Inc.                                   7.79%          12/1/98                   1,000          1,020
                                                                                                                   -------
      Utilities -- 6.9%
      Connecticut Light and Power Company                    7.875%         6/1/01                    1,750          1,760
      Gulf States Utilities Corp.                            8.25%          4/1/04                    1,800          1,891
      First PV Funding Corporation                           10.15%         1/15/16                     487            513
      Niagara Mohawk Power Corporation                       7.75%          5/15/06                   1,200          1,186
      North Atlantic Energy Corporation                      9.05%          6/1/02                      811            821
      System Energy Resources, Inc.                          7.43%          1/15/11                     765            742
                                                                                                                   -------
                                                                                                                     6,913
                                                                                                                   -------
      Total Corporate Bonds and Notes  (Identified Cost-- $25,290)                                                  25,840
---------------------------------------------------------------------------------------------------------------------------

                                                             Rate         Maturity Date            Par/Shares        Value
---------------------------------------------------------------------------------------------------------------------------
Asset-backed Securities -- 4.4%
      Advanta Home Equity Loan Trust                         5.95%          3/25/09                $    949      $     908
      Chevy Chase Home Loan Trust                            7.15%          5/15/15                   1,600          1,604
      ContiMortgage Home Equity Loan Trust                   8.60%          2/15/10                     351            352
      Green Tree Financial Corp.                             7.85%          7/15/04                   1,485          1,500
                                                                                                                 ---------
      Total Asset-backed Securities  (Identified Cost-- $4,374)                                                      4,364
      --------------------------------------------------------------------------------------------------------------------
Mortgage-backed Securities -- 11.2%

      Fixed-rate Securities -- 9.9%
      Asset Securitization Corporation                       6.88%          11/13/26                  1,900          1,899
      Asset Securitization Corporation                       7.49%          4/14/27                   1,800          1,852
      Asset Securitization Corporation                       6.92%          2/14/29                   1,173          1,171
      First Union-Lehman Brothers Commercial Mortgage        7.38%          4/18/07                     400            409
      Merrill Lynch Mortgage Investors, Inc.                 6.96%          11/21/28                  1,600          1,590
      Nomura Asset Securities Corporation                    7.12%          4/13/36                     680            684
      Oakdale Mall Trust 94-1 Class A                        7.95%          5/1/06                    1,000          1,032(B)
      PSB Financial Corporation II                           11.05%         12/1/15                     714            764
      Resolution Trust Corporation                           10%            5/25/22                     440            445
                                                                                                                 ---------
                                                                                                                     9,846
                                                                                                                 ---------

      Variable-rate Securities(C) -- 1.3%
      Resolution Trust Corporation                           6.751%         4/25/28                     996            980(B)
      Resolution Trust Corporation                           8.30%          9/25/29                     346            349
                                                                                                                 ---------
                                                                                                                     1,329
                                                                                                                 ---------
      Total Mortgage-backed Securities  (Identified Cost-- $11,191)                                                 11,175
      --------------------------------------------------------------------------------------------------------------------
U.S. Government and Agency Obligations -- 25.6%

      Fixed-rate Securities -- 19.2%
      Resolution Funding Corporation                         0%             10/15/20                  3,400            659(A)
      United States Treasury Bonds                           6%             2/15/26                   4,570          4,090
      United States Treasury Bonds                           6.50%          11/15/26                     60             58
      United States Treasury Bonds                           6.625%         2/15/27                   9,860          9,647
      United States Treasury Notes                           6%             6/30/99                     700            699
      United States Treasury Notes                           5.625%         11/30/00                    600            588
      United States Treasury Notes                           6.25%          4/30/01                   1,000            997

United States Treasury Notes                                 7.25%          8/15/04                   2,300          2,398
                                                                                                                 ---------
                                                                                                                    19,136
                                                                                                                 ---------

      Inflation-indexed Securities -- 6.4%
      United States Treasury Inflation-Indexed Security      3.375%         1/15/07                   6,502          6,345(G)
                                                                                                                 ---------
      Total U.S. Government and Agency Obligations  (Identified Cost-- $25,374)                                     25,481
      --------------------------------------------------------------------------------------------------------------------------

Legg Mason Income Trust, Inc.



Investment Grade Income Portfolio -- Continued

                                                             Rate         Maturity Date            Par/Shares        Value
---------------------------------------------------------------------------------------------------------------------------
U.S. Government Agency Mortgage-backed Securities -- 30.4%

      Fixed-rate Securities -- 24.9%
      Federal Home Loan Mortgage Corporation                 8.75%          10/1/01                 $    42         $   44
      Federal Home Loan Mortgage Corporation                 8.50%          2/1/04                      269            276
      Federal Home Loan Mortgage Corporation                 6%             2/1/14                    2,133          2,015
      Federal Home Loan Mortgage Corporation                 6.50%          9/15/15                     119            119
      Federal Home Loan Mortgage Corporation                 7%             8/1/24 to 5/1/26         10,046          9,906
      Federal Home Loan Mortgage Corporation                 6.50%          2/1/26 to 3/1/26          1,519          1,456
      Federal Home Loan Mortgage Corporation                 8%             7/1/26                    1,210          1,240
      Federal National Mortgage Association                  8%             4/25/06                   1,000          1,023
      Federal National Mortgage Association                  9.15%          9/25/18                     179            183
      Federal National Mortgage Association                  6%             9/1/25                      987            924
      Government National Mortgage Association               9%             7/15/16 to 6/15/17        1,427          1,533
      Government National Mortgage Association               8%             12/15/26                  2,589          2,648
      Government National Mortgage Association               8%             5/1/27                    3,400          3,479(E)
                                                                                                                 ---------
                                                                                                                    24,846
                                                                                                                 ---------
      Indexed Securities(D) -- 2.1%
      Government National Mortgage Association               6.875%         10/20/22                    632            650
      Government National Mortgage Association               7.125%         8/20/23                   1,437          1,480
                                                                                                                 ---------
                                                                                                                     2,130
                                                                                                                 ---------

      Variable-rate Securities(C) -- 3.4%
      Federal Home Loan Mortgage Corporation                 7.925%         9/1/24                    1,105          1,161
      Student Loan Marketing Association                     5.55%          10/25/05                  2,200          2,198
                                                                                                                 ---------
                                                                                                                     3,359
                                                                                                                 ---------
      Total U.S. Government Agency Mortgage-backed Securities  (Identified Cost-- $29,979)                          30,335
      --------------------------------------------------------------------------------------------------------------------
Yankee Bonds(F) -- 3.3%

      Fixed-rate Securities -- 2.6%
      Republic of Argentina Global Bond                      11.375%        1/30/17                     400            446
      United Mexican States                                  11.50%         5/15/26                     800            914
      YPF Sociedad Anonima                                   7.50%          10/26/02                  1,211          1,226
                                                                                                                 ---------
                                                                                                                     2,586
                                                                                                                 ---------

      Indexed Securities(D) -- 0.7%
      Republic of Argentina Floating Rate Bond               6.75%          3/31/05                     776            728
                                                                                                                 ---------
      Total Yankee Bonds  (Identified Cost-- $3,273)                                                                 3,314
      --------------------------------------------------------------------------------------------------------------------

                                                             Rate         Maturity Date            Par/Shares        Value
---------------------------------------------------------------------------------------------------------------------------
Preferred Stock -- 1.4%
      News Corp. Limited                                     5%             11/12/16                    300 shs     $  199(B)
      Time Warner Incorporated                               10.25%         7/1/16                        1          1,202(B)
                                                                                                                    ------
      Total Preferred Stock  (Identified Cost-- $1,291)                                                              1,401
      --------------------------------------------------------------------------------------------------------------------
Warrants(H)-- 0.1%
      News Corp. Limited  (Identified Cost-- $111)                                                        3 wts        104(B)
      --------------------------------------------------------------------------------------------------------------------
Short-term Investments -- 3.2%

      U.S. Government Obligations -- 1.0%
      United States Treasury Bills                           5.16%          8/21/97                 $ 1,000            993(I)
                                                                                                                    ------

      Repurchase Agreement-- 2.1%
      J.P. Morgan Securities, Inc.
        6.05%, dated 6/30/97, to be repurchased at $2,079 on 7/1/97
        (Collateral: $2,070 Federal National Mortgage Association
        Medium-term Notes, 7.49%, due 5/22/07, value $2,149)                                          2,079          2,079
                                                                                                                    ------

      Options Purchased(L) -- 0.1%
      Eurodollar Future Call, September 97, Strike Price $93.75                                          37(J)          34
      Eurodollar Future Put, September 97, Strike Price $94.00                                           31(J)           3
      Eurodollar Future Call, December 97, Strike Price $94.00                                          133(J)          35
                                                                                                                    ------
                                                                                                                        72
                                                                                                                    ------
      Total Short-term Investments  (Identified Cost-- $3,131)                                                       3,144
      --------------------------------------------------------------------------------------------------------------------------
      Total Investments-- 105.5%  (Identified Cost-- $104,014)                                                     105,158
      Other Assets Less Liabilities-- (5.5%)                                                                        (5,443)
                                                                                                                    ------
      Net Assets Consisting Of:
      Accumulated paid in capital applicable to:
        9,706 Primary Class shares outstanding                                                     $100,198
        24 Navigator Class shares outstanding                                                           247
      Undistributed net investment income                                                                43
      Accumulated net realized loss on investments, options and futures                              (1,930)
      Unrealized appreciation of investments, options and futures                                     1,157
                                                                                                   --------
      Net Assets-- 100.0%                                                                                          $99,715
                                                                                                                   =======
      Net Asset Value Per Share:

        Primary Class                                                                                               $10.25
                                                                                                                   =======
        Navigator Class                                                                                             $10.25
                                                                                                                   =======

Legg Mason Income Trust, Inc.

                                                     Expiration               Actual         Appreciation/
                                                        Date                 Contracts      (Depreciation)
---------------------------------------------------------------------------------------------------------
      Futures Contracts Purchased(L)
      U.S. Treasury Note Future                     September 97                80                $(39)
      U.S. Treasury Note Future                     September 97                46                 (28)
                                                                                                  ----
                                                                                                  $(67)
                                                                                                  ====
      Futures Contracts Written(L)
      U.S. Treasury Bond Future                     September 97                78                $ 80
                                                                                                  ====
---------------------------------------------------------------------------------------------------------

      (A) Zero-coupon bond -- A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
      (B) Rule 144a security -- A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers.
      (C) The coupon rates shown on variable-rate securities are the rates at June 30, 1997. These rates vary with the weighted average coupon of the underlying loans.
      (D) Indexed Security -- The rate of interest earned on these securities is tied to the London Interbank Offered Rate (LIBOR), the Cost of Funds Index (COFI), the One Year Treasury Constant Maturity Rate or a similar Index. The coupon rates shown are the rates at June 30, 1997.
      (E) When-issued Security -- Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.
      (F) Yankee Bond -- Dollar denominated bond issued in the U.S. by foreign entities.
      (G) United States Treasury Inflation-Indexed Security -- U.S. Treasury security whose principal value is adjusted daily in accordance with changes in the Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.
      (H) Non-income producing.
      (I) Collateral to cover futures contracts sold.
      (J) This represents the actual number of contracts.
      (K) Step-up coupon bond -- The coupon on this security is 0% until July 15, 1997, at which time it will begin accruing interest at 9.375% of accreted value until maturity.
      (L) Options and Futures are described in more detail in the notes to financial statements.

      See notes to financial statements.

Statement of Net Assets
Legg Mason Income Trust, Inc.
June 30, 1997  (Unaudited)
(Amounts in Thousands)

High Yield Portfolio

                                                             Rate         Maturity Date            Par/Shares        Value
      ---------------------------------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- 67.8%
      Builders and Building Materials -- 3.5%
      Fortress Group Inc.                                    13.75%         5/12/03                 $ 5,000        $ 5,319
      Degeorge Home Alliance                                 12%            4/1/01                    3,500          3,036
      Reliant Building Products                              10.875%        5/1/04                    2,000          2,047(D)
                                                                                                                   -------
                                                                                                                    10,402
                                                                                                                   -------

      Cable and Media -- 1.7%
      CS Wireless Systems, Inc.                              0%             3/1/06                      500            125(F)
      Granite Broadcasting Corporation                       9.375%         12/1/05                   2,000          1,900
      STC Broadcasting, Inc.                                 11%            3/15/07                   2,000          2,132(D)
      Young Broadcasting Corporation                         10.125%        2/15/05                   1,000          1,040
                                                                                                                   -------
                                                                                                                     5,197
                                                                                                                   -------

      Chemicals -- 0.7%
      Harris Chemical North America, Inc.                    10.75%         10/15/03                  2,000          2,060
                                                                                                                   -------

      Computers -- 2.0%
      Computervision Corporation                             11.375%        8/15/99                   3,000          2,962
      Verio, Inc.                                            13.50%         6/15/04                   3,000          3,045(D)
                                                                                                                   -------
                                                                                                                     6,007
                                                                                                                   -------

      Financial -- 2.4%
      Chatwins Group, Inc.                                   13%            5/1/03                    3,000          3,180
      Cityscape Financial Corp.                              12.75%         6/1/04                    4,000          3,960(D)
                                                                                                                   -------
                                                                                                                     7,140
                                                                                                                   -------

      Food Services -- 0.4%
      TLC Beatrice International Holdings                    11.50%         10/1/05                   1,000          1,130
                                                                                                                   -------

      Forest Products and Paper -- 0.7%
      American Pad and Paper Company                         13%            11/15/05                  1,723          1,981
                                                                                                                   -------

      Gaming -- 4.3%
      Aztar Corporation                                      11%            10/1/02                   2,000          2,070
      Boomtown Inc.                                          11.50%         11/1/03                   4,000          4,310
      Manning Real Estate Associates                         15%            2/28/01                   1,087          1,000(C,I)
      Maritime Gaming                                        15%            2/28/01                   1,630          1,500(C,I)
      Trump Atlantic City Associates                         11.25%         5/1/06                    2,750          2,688
      Trump Hotels & Casino Resorts, Inc.                    15.50%         6/15/05                   1,000          1,160
                                                                                                                   -------
                                                                                                                    12,728
                                                                                                                   -------

      Gas and Pipeline Utilities -- 5.3%
      Abraxas Petroleum Corporation                          11.50%         11/1/04                   2,500          2,713
      Harcor Energy, Inc.                                    14.875%        7/15/02                   2,000          2,368
      Magnum Hunter Resources, Inc.                          10%            6/1/07                    2,000          2,020(D)

Legg Mason Income Trust, Inc.



High Yield Portfolio -- Continued

                                                             Rate         Maturity Date            Par/Shares        Value
---------------------------------------------------------------------------------------------------------------------------
      Gas and Pipeline Utilities -- Continued
      Snyder Oil Corp.                                       8.75%          6/15/07                 $ 3,000        $ 3,007
      Texas Petrochemicals                                   11.25%         7/1/06                    2,500          2,703(D)
      Transamerican Energy                                   11.50%         6/15/02                   3,000          2,910(D)
                                                                                                                   -------
                                                                                                                    15,721
                                                                                                                   -------
      Industrial -- 13.8%
      W.R. Carpenter North America                           10.625%        6/15/07                   2,000          2,028(D)
      EV International, Inc.                                 11%            3/15/07                   2,000          2,125(D)
      Haynes International, Inc.                             11.625%        9/1/04                    3,000          3,300
      Neenah Corp.                                           11.125%        5/1/07                    2,000          2,147(D)
      Neenah Corp., Series C                                 11.125%        5/1/07                    2,000          2,147(D)
      NL Industries, Inc.                                    11.75%         10/15/03                  2,000          2,170
      NL Industries, Inc.                                    0%             10/15/05                  2,000          1,870(F)
      Norcal Waste Systems, Inc.                             13.25%         11/15/05                  1,500          1,680(G)
      Penda Industries, Inc.                                 10.75%         3/1/04                    4,500          4,596
      Sabreliner Corp.                                       12.50%         4/15/03                   3,000          3,131
      Sea Containers Ltd., Sr. Nt.                           9.50%          7/1/03                    1,000          1,010
      Sea Containers Ltd., Sr. Deb., Series "A"              12.50%         12/1/04                   1,000          1,130
      Sea Containers Ltd., Sr. Deb., Series "B"              12.50%         12/1/04                   1,000          1,107
      Statia Terminals International                         11.75%         11/15/03                  3,000          3,225
      Standard Pacific Corp.                                 8.50%          6/15/07                   3,000          2,977
      Unisys Corp.                                           11.75%         10/15/04                  3,000          3,278
      Urohealth Systems, Inc.                                12.50%         4/1/04                    3,000          3,128(D)
                                                                                                                   -------
                                                                                                                    41,049
                                                                                                                   -------

      Leisure and Entertainment -- 1.8%
      Coleman Company, Inc.                                  0%             5/15/01                   1,000            603(D,E)
      GP Golf Palm Desert LLC                                13.50%         2/16/98                   1,900          1,952(C)
      Stuart Entertainment, Inc.                             12.50%         11/15/04                  2,000          1,915
      Sullivan Broadcasting                                  10.25%         12/15/05                  1,000          1,029
                                                                                                                   -------
                                                                                                                     5,499
                                                                                                                   -------

      Metals and Mining -- 2.7%
      Gulf States Steel, Inc.                                13.50%         4/15/03                   4,000          4,000
      Sheffield Steel Corp.                                  12%            11/1/01                   4,000          3,945
                                                                                                                   -------
                                                                                                                     7,945
                                                                                                                   -------

      Publishing and Advertising -- 3.3%
      Affiliated Newspapers Investments, Inc.                13.25%         7/1/06                    4,500          4,005
      Garden States Newspapers, Inc.                         12%            7/1/04                    2,500          2,725
      Outdoor Systems                                        8.875%         6/15/07                   3,000          2,985(D)
                                                                                                                   -------
                                                                                                                     9,715
                                                                                                                   -------

                                                             Rate         Maturity Date            Par/Shares        Value
      ---------------------------------------------------------------------------------------------------------------------
      Retail Sales -- 2.9%
      Cort Furniture Rental Corp.                            12%            9/1/00                  $ 1,400        $ 1,558
      Duane Reade Corp.                                      12%            9/15/02                   1,000          1,051
      Duane Reade Holdings Corp.                             0%             9/15/04                   3,500          2,748(F)
      General Host Company                                   11.50%         2/15/02                     750            731
      KMC Enterprises, Inc.                                  12%            4/1/07                    2,500          2,506(C)
                                                                                                                   -------
                                                                                                                     8,594
                                                                                                                   -------
      Services -- 2.5%
      Ryder Trucks, Inc.                                     10%            12/1/06                   2,000          2,032
      Residential Reinsurance Ltd.                           11.463%        12/15/08                  3,000          3,000
      SC International Services, Inc.                        13%            10/1/05                   2,000          2,260
                                                                                                                   -------
                                                                                                                     7,292
                                                                                                                   -------

      Supermarkets -- 5.0%
      Big V Supermarkets, Incorporated                       11%            2/15/04                   4,500          4,607
      Food 4 Less Supermarket, Inc.                          0%             7/15/05                   6,000          4,530(F)
      Ralphs Grocery Co.                                     11%            6/15/05                   2,000          2,162
      Smith's Food & Drug                                    11.25%         5/15/07                   3,000          3,510
                                                                                                                   -------
                                                                                                                    14,809
                                                                                                                   -------

      Telecommunications -- 9.9%
      A+ Network, Inc.                                       11.875%        11/1/05                   2,000          1,990
      Advanced Radio Telecom Corp.                           14%            2/15/07                   2,000          2,000
      Charter Communications International, Inc.             11.25%         3/15/06                   1,250          1,350
      Galaxy Telecom L.P.                                    12.375%        10/1/05                   1,750          1,864
      Globalstar L.P.                                        11.375%        2/15/04                   3,000          3,007(D)
      Global Telesystems Holdings Ltd.                       12%            6/30/04                   3,750          3,750(C)
      Mobile Telecommunications Technologies
        Corporation                                          13.50%         12/15/02                  2,250          2,408
      Nextel Communications, Inc.                            0%             8/15/04                   4,000          3,060(F)
      Nextlink Communications                                12.50%         4/15/06                   1,750          1,879
      Peoples Telephone Company, Inc.                        12.25%         7/15/02                   4,125          4,434
      Phonetel Technologies, Inc.                            12%            12/15/06                  3,500          3,592
                                                                                                                   -------
                                                                                                                    29,334
                                                                                                                   -------

      Textiles and Apparel -- 4.2%
      Apparel Ventures, Inc.                                 12.25%         12/31/00                  2,250          2,197
      Casablanca Incorporated                                14%            9/1/01                    2,000          2,250(C)
      Collins & Aikman Products Corporation                  11.50%         4/15/06                   1,500          1,688
      National Fiberstock Corporation                        11.625%        6/15/02                   3,000          3,131
      Pour le bebe, Incorporated                             13%            8/9/01                    2,750          3,121(C)
                                                                                                                   -------
                                                                                                                    12,387
                                                                                                                   -------

Legg Mason Income Trust, Inc.



High Yield Portfolio -- Continued

                                                             Rate         Maturity Date            Par/Shares        Value
---------------------------------------------------------------------------------------------------------------------------
      Transportation -- 0.7%
      Greyhound Lines, Inc.                                  11.50%         4/15/07                 $ 2,000        $ 2,133(D)
                                                                                                                   -------
      Total Corporate Bonds and Notes  (Identified Cost-- $190,908)                                                201,123
      --------------------------------------------------------------------------------------------------------------------
Yankee Bonds(A) -- 7.4%

      Cable and Media -- 1.7%
      Newquest Capital PLC                                   11%            5/1/06                    1,750          1,844
      Rogers Cablesystems Limited                            10%            3/15/05                   2,000          2,160
      TV Azteca SA De Cv                                     10.50%         2/15/07                   1,000          1,030
                                                                                                                   -------
                                                                                                                     5,034
                                                                                                                   -------

      Financial -- 0.3%
      PTC International Finance BV                           0%             7/1/07                    1,700          1,007(D,F)
                                                                                                                   -------

      Industrials -- 4.2%
      FSW International, Inc.                                12.50%         11/1/06                   3,000          3,090
      Geberit International                                  10.125%        4/15/07                   4,000          2,488(D)
      Multicanal Participacoes SA                            12.625%        6/18/04                   2,000          2,254
      PT Polysindo EKA                                       13%            6/15/01                   1,250          1,417
      Tevecap SA                                             12.625%        11/26/04                  3,000          3,124
                                                                                                                   -------
                                                                                                                    12,373
                                                                                                                   -------

      Metals and Mining -- 0.7%
      Algoma Steel, Inc.                                     12.375%        7/15/05                   2,000          2,210
                                                                                                                   -------

      Real Estate -- 0.5%
      Trizec Corporation Ltd.                                10.875%        10/15/05                  1,340          1,481
                                                                                                                   -------
      Total Yankee Bonds  (Identified Cost-- $20,801)                                                               22,105
      --------------------------------------------------------------------------------------------------------------------
Preferred Stocks -- 13.0%

      Cable and Media -- 4.3%
      Cablevision Systems Corporation                        11.25%                                       1 shs         45(H)
      Capstar Broadcasting Partner                           11.25%                                      35          3,557(D)
      Chancellor Broadcasting                                12.25%                                      30          3,608(H)
      Granite Broadcasting Corp.                             12.75%                                       1            106(H)
      SFX Broadcasting, Inc.                                 12.65%                                      21          2,372(H)
      Spanish Broadcasting System                            14.25%                                       4          3,159(D,H)
                                                                                                                   -------
                                                                                                                    12,847
                                                                                                                   -------

      Retail Sales -- 0.2%
      Prime Retail Series B Convertible                      8.50%                                       20            478
                                                                                                                   -------

      Services -- 3.5%
      GPA Group PLC                                          8%                                          41          4,320(C)
      GPA Group PLC                                          0%                                      10,000          5,250(C,F)
      La Petite Holdings Corporation                         12.125%                                     18            810(B)
                                                                                                                   -------
                                                                                                                    10,380
                                                                                                                   -------

                                                             Rate                                  Par/Shares        Value
---------------------------------------------------------------------------------------------------------------------------
      Telecommunications -- 5.0%
      Global Telesystems Holdings Ltd.                       14%                                          5 shs    $ 5,263
      Intermedia Communications, Inc.                        13.50%                                       3          3,173(H)
      Nextlink Communications                                14%                                         41          2,205(H)
      Pegasus Media Communications                           12.75%                                       4          4,045(H)
                                                                                                                   -------
                                                                                                                    14,686
                                                                                                                   -------
      Total Preferred Stocks  (Identified Cost-- $35,563)                                                           38,391
      --------------------------------------------------------------------------------------------------------------------
Common Stocks -- 2.3%

      Industrials -- 0.2%
      Ladish Company, Inc.                                                                              305            686(B)
                                                                                                                   -------

      Medical Supplies/Services -- 1.9%
      Unigene Labs, Inc.                                                                              1,180          5,605(B)
                                                                                                                   -------

      Metals/Mining -- 0.1%
      Algoma Steel, Inc.                                                                                 44            262(B)
                                                                                                                   -------

      Telecommunications -- 0.1%
      CS Wireless Systems, Inc.                                                                           1              0(B)
      GT Parent Holdings LDC                                                                              4            375
                                                                                                                   -------
                                                                                                                       375
                                                                                                                   -------
      Total Common Stocks  (Identified Cost-- $4,679)                                                                6,928
      --------------------------------------------------------------------------------------------------------------------
Warrants(B) -- 0.2%
      Affiliated Newspapers Investments, Inc.                                                             2             77
      Cort Furniture Business Services Corp.                                                             25             84
      Gulf States Steel, Inc.                                                                             2             70
      Harcor Energy, Inc.                                                                                33            132
      NS Group, Inc.                                                                                      1              1
      Spanish Broadcasting System                                                                         4            368(D)
                                                                                                                   -------
      Total Warrants  (Identified Cost-- $103)                                                                         732
      --------------------------------------------------------------------------------------------------------------------

Legg Mason Income Trust, Inc.



High Yield Portfolio -- Continued

                                                                                                   Par/Shares        Value
      ---------------------------------------------------------------------------------------------------------------------
Repurchase Agreement -- 9.1%
      J.P. Morgan Securities, Inc.
        6.05%, dated 6/30/97, to be repurchased at $26,951 on 7/1/97
        (Collateral: $27,795 Federal National Mortgage Association
        Mortgage-backed securities, 6.48%, due 6/28/04, value $27,646)
        (Identified Cost-- $26,946)                                                                $ 26,946       $ 26,946
      --------------------------------------------------------------------------------------------------------------------
      Total Investments-- 99.8%  (Identified Cost-- $279,000)                                                      296,225
      Other Assets Less Liabilities-- 0.2%                                                                             588
                                                                                                                  --------
      Net Assets Consisting Of:
      Accumulated paid-in capital applicable to
        18,755 shares outstanding                                                                  $280,103
      Undistributed net investment income                                                             1,273
      Accumulated net realized loss on investments                                                   (1,788)
      Unrealized appreciation of investments                                                         17,225
                                                                                                   --------
      Net Assets-- 100.0%                                                                                         $296,813
                                                                                                                  ========
      Net Asset Value Per Share                                                                                     $15.83
                                                                                                                    ======
      --------------------------------------------------------------------------------------------------------------------

     (A) Yankee Bond -- Dollar-denominated bond issued in the U.S. by foreign entities.
     (B) Non-income producing
     (C) Private placement
     (D) Rule 144a Security -- A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional investors.
     (E) Zero-coupon Bond -- A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
     (F) Stepped coupon security -- A bond or preferred stock which amortizes to par by a specified date at which time it begins to accrue interest or pay dividends.
     (G) Coupon increases .25% (semi-annually) until November 15, 1997, thereafter remains fixed at 13.5% until maturity.
     (H) Payment-in-kind ("PIK") security -- A bond or preferred stock in which interest during the initial years is paid in additional PIK bonds or preferred stock rather than in cash.
     (I) Issuer is in bankruptcy and/or is in default on interest or principal payments.

      See notes to financial statements.

Statement of Net Assets
Legg Mason Income Trust, Inc.
June 30, 1997  (Unaudited)
(Amounts in Thousands)

U.S. Government Money Market Portfolio

                                                                 Rate         Maturity Date            Par           Value
---------------------------------------------------------------------------------------------------------------------------
U.S. Government and Agency Obligations -- 90.0%

      Federal Farm Credit Bank                               5.27 to 5.90%  7/1/97 to 4/1/98       $114,000       $113,990
      Federal Home Loan Bank                                 5.48 to 5.73%  7/3/97 to 1/27/98        20,000         19,995
      Federal Home Loan Mortgage Corporation                 5.42 to 5.72%  7/14/97 to 3/17/98       64,000         63,590
      Federal National Mortgage Association                  5.35 to 6.08%  7/17/97 to 5/6/98        97,000         96,710
      Student Loan Marketing Association                     5.535%         2/25/98                   5,000          4,995
                                                                                                                  --------
      Total U.S. Government and Agency Obligations  (Identified Cost-- $299,280)                                   299,280
      ---------------------------------------------------------------------------------------------------------------------
Repurchase Agreement -- 10.3%

      J.P. Morgan Securities, Inc.
        6.05%, dated 6/30/97, to be repurchased at $34,333 on 7/1/97
        (Collateral: $16,190 Federal Home Loan Mortgage Corporation Notes,
        7.125%, due 7/21/99, value $17,509; and $17,937 Federal Home Loan Bank
        Notes, 5.71%, due 1/21/98, value $18,838)
        (Identified Cost-- $34,327)                                                                  34,327         34,327
      --------------------------------------------------------------------------------------------------------------------
      Total Investments, at amortized cost and value-- 100.3%                                                      333,607
      Other Assets Less Liabilities-- (0.3)%                                                                          (876)
                                                                                                                  --------

      Net Assets Applicable to 332,748 Shares Outstanding-- 100.0%                                                $332,731
                                                                                                                  ========

      Net Asset Value Per Share                                                                                      $1.00
                                                                                                                     =====

      See notes to financial statements.

Statements of Operations
Legg Mason Income Trust, Inc.
(Amounts in Thousands)  (Unaudited)

                                                                                Six Months Ended 6/30/97
                                                          -----------------------------------------------------------------
                                                          U.S. Government   Investment Grade     High       U.S. Government
                                                         Intermediate-Term      Income           Yield       Money Market
                                                             Portfolio         Portfolio       Portfolio       Portfolio
---------------------------------------------------------------------------------------------------------------------------
Investment Income:
      Interest                                                 $10,272          $3,302         $12,906           $8,883
      Dividends                                                     --             201             329               --
                                                               -------          ------         -------           ------
          Total income                                          10,272           3,503          13,235            8,883
                                                               -------          ------         -------           ------

Expenses:
      Management fee                                               807             282             860              814
      Distribution and service fees                                716             235             655              155
      Transfer agent and shareholder servicing expense             109              43              93              151
      Audit and legal fees                                          35              16              28               26
      Custodian fee                                                 78              55              55               42
      Director's fees                                                4               3               3                5
      Registration fees                                             14              15              40               23
      Reports to shareholders                                       21              12              19               21
      Other expenses                                                 7               4              13                7
                                                               -------          ------         -------           ------
                                                                 1,791             665           1,766            1,244
          Less fees waived                                        (344)           (195)             --               --
                                                               -------          ------         -------           ------
          Total expenses, net of waivers                         1,447             470           1,766            1,244
                                                               -------          ------         -------           ------
      Net Investment Income                                      8,825           3,033          11,469            7,639
                                                               -------          ------         -------           ------

Net Realized and Unrealized Gain (Loss) on Investments:
      Realized gain (loss) on:
          Investments                                             (879)            120             359                2
          Options                                                 (167)            110              --               --
          Futures                                                  318            (198)             --               --
                                                               -------          ------         -------           ------
                                                                  (728)             32             359                2
                                                               -------          ------         -------           ------

      Change in unrealized appreciation (depreciation)
        of investments, options and futures                     (1,096)            236           6,046               --
                                                               -------          ------         -------           ------

      Net Realized and Unrealized Gain (Loss)
        on Investments                                          (1,824)            268           6,405                2
---------------------------------------------------------------------------------------------------------------------------
      Change in Net Assets Resulting
        from Operations                                        $ 7,001          $3,301         $17,874           $7,641
---------------------------------------------------------------------------------------------------------------------------

      See notes to financial statements.

Statements of Changes in Net Assets
Legg Mason Income Trust, Inc.
(Amounts in Thousands)

                                         U.S. Government      Investment Grade           High           U.S. Government
                                         Intermediate-Term         Income                Yield            Money Market
                                             Portfolio            Portfolio            Portfolio            Portfolio
                                       -------------------  -------------------  -------------------  ---------------------
                                       Six Months   Year    Six Months   Year    Six Months   Year    Six Months    Year
                                          Ended     Ended      Ended     Ended      Ended     Ended      Ended      Ended
                                         6/30/97  12/31/96    6/30/97  12/31/96    6/30/97  12/31/96    6/30/97   12/31/96
---------------------------------------------------------------------------------------------------------------------------
                                      (Unaudited)          (Unaudited)           (Unaudited)          (Unaudited)
Change in Net Assets:
      Net investment income             $ 8,825   $ 13,668   $ 3,033   $ 5,501   $ 11,469   $ 15,220    $ 7,639   $ 15,620
      Net realized gain (loss)
        on investments,
        options, and futures               (728)        51        32       570        359       (348)         2         42
      Change in unrealized
        appreciation (depreciation)
        of investments,
        options, and futures             (1,096)    (4,190)      236    (2,320)     6,046      8,599         --         --
      --------------------------------------------------------------------------------------------------------------------
      Change in net assets
        resulting from operations         7,001      9,529     3,301     3,751     17,874     23,471      7,641     15,662
      Distributions to shareholders:
        From net investment income:
          Primary Class                  (8,593)   (13,083)   (3,024)   (5,484)   (10,196)   (15,325)    (7,639)   (15,620)
          Navigator Class                  (232)      (253)       (9)      (17)        --         --         --         --
        In excess of net investment
          income:
          Primary Class                      --       (323)       --        --         --         --         --         --
          Navigator Class                    --         (9)       --        --         --         --         --         --
      Change in net assets from
        Fund share transactions:
          Primary Class                  (6,872)    65,943     7,276     8,039     55,027    117,545      7,519      8,522
          Navigator Class                  (846)     4,054        --        --         --         --         --         --
      --------------------------------------------------------------------------------------------------------------------
      Change in net assets               (9,542)    65,858     7,544     6,289     62,705    125,691      7,521      8,564

Net Assets:
      Beginning of period               301,928    236,070    92,171    85,882    234,108    108,417    325,210    316,646
      --------------------------------------------------------------------------------------------------------------------
      End of period                    $292,386   $301,928   $99,715   $92,171   $296,813   $234,108   $332,731   $325,210
      --------------------------------------------------------------------------------------------------------------------
      Undistributed net
        investment income                  $ --       $ --      $ 43     $  43    $ 1,273      $  --       $ --       $ --
      --------------------------------------------------------------------------------------------------------------------

      See notes to financial statements.

Financial Highlights
Legg Mason Income Trust, Inc.

     Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

                                                      Investment Operations                       Distributions From:
                                              ------------------------------------- -----------------------------------------------
                                                           Net Realized
                                                          and Unrealized                                                In Excess
                                Net Asset        Net      Gain (Loss) on    Total               In Excess      Net        of Net
                                  Value,      Investment   Investments,     From       Net        of Net     Realized    Realized
                                Beginning       Income       Options     Investment Investment  Investment   Gain on      Gain on
                                of Period       (Loss)     and Futures   Operations   Income      Income    Investments Investments
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Government Intermediate-Term Portfolio
      --Primary Class
        Six Months Ended
        June  30, 1997*           $10.31      $  .28(A)     $  (.06)      $ .22      $ (.28)      $  --       $  --      $  --
        Years Ended Dec. 31,
        1996                       10.47         .61(A)        (.16)        .45        (.60)       (.01)         --         --
        1995                        9.72         .57(A)         .75        1.32        (.57)         --          --         --
        1994                       10.43         .51(A)        (.71)       (.20)       (.51)         --          --         --
        1993                       10.70         .53(A)         .17         .70        (.53)         --        (.39)      (.05)
        1992                       10.77         .60(A)         .05         .65        (.60)         --        (.12)        --

      --Navigator Class
        Six Months Ended
        June  30, 1997*           $10.31      $  .30(B)     $  (.06)      $ .24      $ (.30)      $  --       $  --      $  --
        Years Ended Dec. 31,
        1996                       10.47         .67(B)        (.16)        .51        (.66)       (.01)         --         --
        1995                        9.72         .62(B)         .75        1.37        (.62)         --          --         --
        1994(E)                     9.72         .05(B)          --         .05        (.05)         --          --         --

Investment Grade Income Portfolio
      --Primary Class
        Six Months Ended
        June  30, 1997*           $10.22      $  .30(C)     $   .03       $ .33      $ (.30)      $  --       $  --      $  --
        Years Ended Dec. 31,
        1996                       10.44         .64(C)        (.22)        .42        (.64)         --          --         --
        1995                        9.27         .65(C)        1.17        1.82        (.65)         --          --         --
        1994                       10.40         .60(C)       (1.09)       (.49)       (.60)         --        (.04)        --
        1993                       10.71         .62(C)         .33         .95        (.62)         --        (.63)      (.01)
        1992                       10.71         .66(C)         .25         .91        (.66)         --        (.25)        --

      --Navigator Class
        Six Months Ended
        June  30, 1997*           $10.22      $  .33(D)     $   .03       $ .36      $ (.33)      $  --       $  --      $  --
        Years Ended Dec. 31,
        1996                       10.44         .70(D)        (.22)        .48        (.70)         --          --         --
        1995(F)                    10.32         .03(D)         .12         .15        (.03)         --          --         --

High Yield Portfolio
        Six Months Ended
        June  30, 1997*           $15.37      $  .66        $   .39       $1.05      $ (.59)      $  --       $  --      $  --
        Years Ended Dec. 31,
        1996                       14.62        1.33            .76        2.09       (1.34)         --          --         --
        1995                       13.57        1.29           1.05        2.34       (1.29)         --          --         --
        1994(G)                    15.00        1.02          (1.44)       (.42)      (1.01)         --          --         --


                                                                              Ratios/Supplemental Data
                                                          --------------------------------------------------------------------
                                                                                        Net
                                             Net Asset                               Investment                  Net Assets,
                                               Value,                   Expenses    Income (loss)   Portfolio      End of
                                   Total       End of     Total        to Average    to Average     Turnover       Period
                               Distributions   Period     Return       Net Assets    Net Assets       Rate     (in thousands)
------------------------------------------------------------------------------------------------------------------------------
U.S. Government Intermediate-Term Portfolio
      --Primary Class
        Six Months Ended
        June  30, 1997*           $ (.28)      $10.25     2.45%(H)     1.00%(A,I)     6.00%(A,I)     234%(I)      $285,171
        Years Ended Dec. 31,
        1996                        (.61)       10.31     4.47%         .98%(A)       5.91%(A)       354%          293,846
        1995                        (.57)       10.47    13.88%         .93%(A)       5.59%(A)       290%          231,886
        1994                        (.51)        9.72    (1.93)%        .90%(A)       5.11%(A)       316%          231,255
        1993                        (.97)       10.43     6.64%         .90%(A)       4.84%(A)       490%          299,529
        1992                        (.72)       10.70     6.26%         .87%(A)       5.54%(A)       513%          307,320

      --Navigator Class
        Six Months Ended
        June  30, 1997*           $ (.30)      $10.25     2.65%(H)      .44%(B,I)     6.55%(B,I)     234%(I)      $  7,215
        Years Ended Dec. 31,
        1996                        (.67)       10.31     5.09%         .42%(B)       6.47%(B)       354%            8,082
        1995                        (.62)       10.47    14.45%         .44%(B)       6.08%(B)       290%            4,184
        1994(E)                     (.05)        9.72      .50%(H)      .40%(B,I)     6.44%(B,I)     316%(I)         4,024

Investment Grade Income Portfolio
      --Primary Class
        Six Months Ended
        June  30, 1997*           $ (.30)      $10.25     3.52%(H)     1.00%(C,I)     6.44%(C,I)     262%(I)      $ 99,471
        Years Ended Dec. 31,
        1996                        (.64)       10.22     4.31%         .97%(C)       6.42%(C)       383%           91,928
        1995                        (.65)       10.44    20.14%         .88%(C)       6.49%(C)       221%           85,633
        1994                        (.64)        9.27    (4.82)%        .85%(C)       6.09%(C)       200%           66,196
        1993                       (1.26)       10.40    11.22%         .85%(C)       5.62%(C)       348%           68,781
        1992                        (.91)       10.71     6.77%         .85%(C)       6.11%(C)       317%           48,033

      --Navigator Class
        Six Months Ended
        June  30, 1997*           $ (.33)      $10.25     3.83%(H)      .43%(D,I)     7.03%(D,I)     262%(I)      $    244
        Years Ended Dec. 31,
        1996                        (.70)       10.22     4.88%         .41%(D)       6.99%(D)       383%              243
        1995(F)                     (.03)       10.44     1.42%(H)      .40%(D,I)     6.73%(D,I)     221%(I)           249

High Yield Portfolio
        Six Months Ended
        June  30, 1997*           $ (.59)      $15.83     6.96%(H)     1.34%(I)       8.67%(I)       146%(I)      $296,813
        Years Ended Dec. 31,
        1996                       (1.34)       15.37    14.91%        1.35%          9.05%           77%          234,108
        1995                       (1.29)       14.62    18.01%        1.47%          9.28%           47%          108,417
        1994(G)                    (1.01)       13.57    (2.90)%(H)    1.60%(I)       8.40%(I)        67%(I)        53,424

                                                      Investment Operations                       Distributions From:
                                              ------------------------------------- -----------------------------------------------
                                                           Net Realized
                                                          and Unrealized                                                In Excess
                                Net Asset        Net      Gain (Loss) on    Total               In Excess      Net        of Net
                                  Value,      Investment   Investments,     From       Net        of Net     Realized    Realized
                                Beginning       Income       Options     Investment Investment  Investment   Gain on      Gain on
                                of Period       (Loss)     and Futures   Operations   Income      Income    Investments Investments
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Government Money Market Portfolio
        Six Months Ended
        June  30, 1997*         $ 1.00         $ .02         $  Nil       $ .02      $ (.02)     $  --        $  --        $  --
        Years Ended Dec. 31,
        1996                      1.00           .05            Nil         .05        (.05)        --           --           --
        1995                      1.00           .05            Nil         .05        (.05)        --           --           --
        1994                      1.00           .04           (Nil)        .04        (.04)        --           --           --
        1993                      1.00           .03             --         .03        (.03)        --           --           --
        1992                      1.00           .03             --         .03        (.03)        --           --           --



                                                                              Ratios/Supplemental Data
                                                          --------------------------------------------------------------------
                                                                                        Net
                                             Net Asset                               Investment                  Net Assets,
                                               Value,                   Expenses    Income (loss)   Portfolio      End of
                                   Total       End of     Total        to Average    to Average     Turnover       Period
                               Distributions   Period     Return       Net Assets    Net Assets       Rate     (in thousands)
------------------------------------------------------------------------------------------------------------------------------
U.S. Government Money Market Portfolio
        Six Months Ended
        June  30, 1997*          $ (.02)      $ 1.00      4.74%(I)       .76%(I)       4.69%(I)        --         $332,731
        Years Ended Dec. 31,
        1996                       (.05)        1.00      4.81%          .66%          4.71%           --          325,210
        1995                       (.05)        1.00      5.31%          .67%          5.17%           --          316,646
        1994                       (.04)        1.00      3.66%          .69%          3.66%           --          214,576
        1993                       (.03)        1.00      2.80%          .71%          2.76%           --          172,533
        1992                       (.03)        1.00      3.49%          .73%          3.45%           --          170,910

--------------
   (A) Net of fees waived by the manager for expenses in excess of voluntary expense limitations of: 0.85% until August 31, 1992; 0.9% until April 30, 1995; 0.95% until April 30, 1996; and 1.00% until December 31, 1997.
   (B) Net of fees waived by the manager for expenses in excess of voluntary limitations of: 0.4% until April 30, 1995; 0.45% until April 30, 1996; and 0.50% until December 31, 1997.
   (C) Net of fees waived and reimbursements made by the manager for expenses in excess of voluntary expense limitations of: 0.85% until April 30, 1995; 0.9% until April 30, 1996; and 1.00% until December 31, 1997.
   (D) Net of fees waived by the manager for expenses in excess of voluntary limitations of: 0.4% until April 30, 1996; 0.50% until December 31, 1997.
   (E) For the period December 1, 1994 (commencement of sale of Navigator Shares) to December 31, 1994.
   (F) For the period December 1, 1995 (commencement of sale of Navigator Shares) to December 31, 1995.
   (G) For the period February 1, 1994 (commencement of operations) to December 31, 1994.
   (H) Not annualized
   (I) Annualized
    *  Unaudited

See notes to financial statements.

          -----------------------------------------------------------


Notes to Financial Statements
Legg Mason Income Trust, Inc.
(Amounts in Thousands)   (Unaudited)
--------------------------------------------------------------------------------
1. Significant Accounting Policies:
           The Legg Mason Income Trust, Inc. ("Trust"), consisting of the U.S. Government Intermediate-Term Portfolio ("Government Intermediate"), the Investment Grade Income Portfolio ("Investment Grade"), the High Yield Portfolio ("High Yield"), and the U.S. Government Money Market Portfolio ("Government Money Market") (each separately referred to as a "Fund" and collectively as the "Funds"), is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified investment company.

           The Government Intermediate and the Investment Grade Portfolios consist of two classes of shares: the Primary Class, offered since 1987, and the Navigator Class, offered to certain institutional investors since December 1, 1994 and December 1, 1995, respectively. The income and expenses of each of these Funds are allocated proportionately to the two classes of shares based on daily net assets, except for Rule 12b-1 distribution fees, which are charged only on Primary shares, and transfer agent and shareholder servicing expenses, which are determined separately for each class.

Legg Mason Income Trust, Inc.

--------------------------------------------------------------------------------

      Security Valuation

           Portfolio securities in Government Intermediate, Investment Grade and High Yield are valued using market quotations obtained from an independent pricing service. When market quotations are not readily available, securities are valued based on prices received from recognized broker-dealers in the same or similar securities. Fixed income securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

           The investments of Government Money Market are valued on the basis of amortized cost so long as the Fund's Board of Directors determines that this method constitutes fair value. Under this method, securities are valued at cost when purchased and, thereafter, a constant proportionate accretion or amortization of any discount or premium is recorded until maturity of the security.

      Investment Income and Distributions to Shareholders
           Interest income and expenses are recorded on the accrual basis. Bond premiums are amortized for financial reporting and federal income tax purposes. Bond discounts, other than original issue discounts, are not amortized. Dividends are declared daily and paid monthly for each Fund except High Yield which declares and pays dividends monthly. Dividend income and distributions to shareholders are allocated at the class level and are recorded on the ex-dividend date. When available, net capital gain distributions, which are calculated at a composite level, are declared and paid after the end of the tax year in which the gain is realized. At June 30, 1997, accrued dividends payable were as follows: Government Intermediate, $690; Investment Grade, $277; High Yield, $0; and Government Money Market, $607. There were no capital gain distributions payable at June 30, 1997.

      Investment Transactions
           Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes. At June 30, 1997 receivables for securities sold and not yet delivered and payables for securities purchased and not yet received for each Fund were as follows:


                                  Receivable for       Payable for
                                  Securities Sold    Securities Purchased
--------------------------------------------------------------------------------
Government Intermediate                 $ --           $    --
Investment Grade                         712             7,137
High Yield                                --             7,000
Government Money Market                   --                --

      Options and Futures
           Upon the purchase of a put option or a call option by a fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the fund will realize a loss in the amount of the cost of the option. When a fund enters into a closing sale transaction, the fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a fund exercises a call option, the cost of the security which the fund purchases upon exercise will be increased by the premium originally paid.

           When a fund writes a call option or a put option, an amount equal to the premium received by the fund is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the fund realizes a gain equal to the amount of the premium received. When a fund enters into a closing purchase transaction, the fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to the option is eliminated. When a written call option is exercised, the fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the security that the fund purchased upon exercise.

           Upon entering into a futures contract, the fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the fund each day, depending on the daily fluctuation in the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses and the fund recognizes a realized gain or loss when the contract is closed. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

      Repurchase Agreements
           All repurchase agreements are fully collateralized by obligations issued by the U.S. Government or its agencies and such collateral is in the possession of the Funds' custodian. The value of such collateral includes accrued interest. Risks arise from the possible delay in recovery or potential loss of rights in the collateral should the issuer of the repurchase agreement fail financially. The Funds' investment adviser, acting under the supervision of the Board of Directors, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

      Federal Income Taxes
           No provision for federal income or excise taxes is required since the Funds intend to continue to qualify as regulated investment companies and distribute all of their taxable income to their shareholders.

      Use of Estimates
           The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      2. Investment Transactions:
           For the six months ended June 30, 1997 investment transactions (excluding short-term investments) were as follows:

                                                 Purchases                                Proceeds from Sales
                                     -----------------------------------       --------------------------------------
                                     U.S. Gov't. Securities        Other       U.S. Gov't. Securities       Other
---------------------------------------------------------------------------------------------------------------------
Government Intermediate                    $295,110             $ 45,748             $285,211             $ 44,252
Investment Grade                             92,881               42,131               78,735               44,847
High Yield                                       --              221,485                   --              182,880

           At June 30, 1997, cost, gross unrealized appreciation and gross unrealized depreciation based on the cost of securities for federal income tax purposes for each Fund were as follows:

                                  Cost        Appreciation    (Depreciation)
--------------------------------------------------------------------------------
Government Intermediate        $289,955         $ 1,575         $(1,191)
Investment Grade                104,014           1,699            (555)
High Yield                      279,000          18,260          (1,035)
Government Money Market         333,607              --              --


           Unused capital loss carryforwards for federal income tax purposes at June 30, 1997 were as follows: Government Intermediate, $11,132 which expire through 2003; Investment Grade, $1,970 which expire through 2002; High Yield, $1,981 which expire through 2004; Government Money Market, $20 which expire through 2002.

Legg Mason Income Trust, Inc.

--------------------------------------------------------------------------------

3. Options and Futures:
           As part of their investment program, Government Intermediate and Investment Grade may utilize options and futures.

           The risk associated with purchasing options is limited to the premium originally paid. Options written by a fund involve, to varying degrees, risk of loss in excess of the option value reflected in the Statement of Net Assets. The risk in writing a covered call option is that a fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a covered put option is that a fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk a fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty's inability to perform. Call and put options written by the Funds and related premiums received during the year were as follows:

                                                   Calls               Puts
                                            -----------------------------------------
                                             Actual              Actual
Government Intermediate                     Contracts Premiums  Contracts Premiums
-------------------------------------------------------------------------------------
Options outstanding December 31, 1996          156      $ 22         --      $ --
Options written                                165        64      3,404        73
Options closed                                (321)      (86)      (504)      (59)
Options exercised                               --        --     (2,900)      (14)
-------------------------------------------------------------------------------------
Options outstanding June 30, 1997               --      $ --         --      $ --
=====================================================================================

                                                   Calls               Puts
                                            -----------------------------------------
                                             Actual              Actual
Investment Grade                            Contracts Premiums  Contracts Premiums
-------------------------------------------------------------------------------------
Options outstanding December 31, 1996           90     $  58         --      $ --
Options written                                366       196      4,343       107
Options closed                                (401)     (220)      (113)      (16)
Options expired                                 --        --     (1,660)      (41)
Options exercised                              (55)      (34)    (2,570)      (50)
-------------------------------------------------------------------------------------
Options outstanding June 30, 1997               --     $  --         --      $ --
=====================================================================================

           The Funds enter into futures contracts as a hedge against anticipated changes in interest rates. There are several risks in connection with the use of futures contracts as a hedging device. Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. The change in the value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in the value of the hedged instruments. In addition, there is the risk that a fund may not be able to enter into a closing transaction because of an illiquid secondary market.

           The open futures positions and related appreciation or depreciation at June 30, 1997 are described at the end of U.S. Government Intermediate's and Investment Grade's respective "Statement of Net Assets."

4. Financial Instruments:

      Forward Currency Exchange Contracts
           As part of its investment program, High Yield may utilize forward currency exchange contracts. The nature and risks of these financial instruments and the reasons for using them are set forth more fully in the Corporation's Prospectus and Statement of Additional Information.

           Forward foreign currency contracts are marked-to-market daily using foreign currency exchange rates supplied by an independent pricing service. The change in a contract's market value is recorded by High Yield as an unrealized gain or loss. When the contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

     --------------------------------------------------------------------------
           The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Fund's securities, but it does establish a rate of exchange that can be achieved in the future. These forward foreign currency contracts involve market risk in excess of amounts reflected in the Financial Statements. Although forward foreign currency contracts used for hedging purposes limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund's adviser will enter into forward foreign currency contracts only with parties approved by the Board of Directors because there is a risk of loss to the Fund if the counterparties do not complete the transaction.

           At June 30, 1997, open forward currency exchange contracts in High Yield were as follows:

                                           Contract to
    Settlement               -----------------------------------------         Unrealized
       Date                         Receive                   Deliver          Gain/(Loss)
---------------------------------------------------------------------------------------------------------------------------
      10/17/97               USD     2,313            DEM      4,000               N.M.

      N.M.--Not meaningful


5. Transactions with Affiliates:
           Each Fund has a management agreement with Legg Mason Fund Adviser, Inc. ("Manager"), a corporate affiliate of Legg Mason Wood Walker, Incorporated ("Legg Mason"), a member of the New York Stock Exchange and the distributor for the Funds. Pursuant to their respective agreements, the Manager provides the Funds with management and administrative services for which each Fund pays a fee, computed daily and payable monthly at annual rates of each Fund's average daily net assets as follows:
      Government Intermediate, .55%; Investment Grade, .60%; High Yield, .65%; and Government Money Market, .50%.

           The Manager has agreed to waive fees to the extent the expenses attributable to Primary Shares and Navigator Shares respectively (exclusive of taxes, interest, brokerage and extraordinary expenses) exceed during any month annual rates based on each respective class' average daily net assets of 1.00% for Primary Shares and 0.50% for Navigator Shares for such month, until the earlier of December 31, 1997, or, with respect to Government Intermediate, until each respective class' net assets reach $400 million, and with respect to Investment Grade, until each respective class' net assets reach $150 million. If Government Intermediate's assets total $400,000 before December 31, 1997, the Manager has agreed not to increase this "cap" by more than 10 basis points. For the six months ended June 30, 1997, management fees of $344 and $195, respectively were waived for Government Intermediate and Investment Grade. At June 30, 1997 amounts due to the Manager were as follows: Government Intermediate, $69; Investment Grade, $17; High Yield, $156; and Government Money Market, $137.

           Western Asset Management Company ("Adviser"), a wholly owned subsidiary of Legg Mason, Inc., and a corporate affiliate of the Manager and Legg Mason, serves as investment adviser to the Funds. The Adviser is responsible for the actual investment activity of each Fund. The Manager pays the Adviser a fee, computed daily and payable monthly, at an annual rate of up to: 40% of the Management fee for Investment Grade; 77% for High Yield; and 30% for Government Money Market. For U.S. Government Intermediate the Manager pays the Adviser a fee, computed daily and payable monthly, of 0.20% of its average daily net assets, not to exceed the fee received by the Manager.

           Legg Mason, as distributor of the Funds, receives from Government Intermediate, Investment Grade, and High Yield an annual distribution fee of 0.25% and an annual service fee of 0.25% of the average daily net assets of Primary shares, computed daily and payable monthly. Effective January 10, 1997, Government Money Market began compensating Legg Mason for distribution costs and services at an annual rate equal to 0.10% of its average daily net assets. Although Legg Mason has agreed to limit such fees paid by the Fund to 0.10% for the next two years, Government Money Market may pay Legg Mason a fee for its distribution services in an amount not to exceed an annual rate of 0.20% of the Fund's average daily net assets. At June 30, 1997, distribution and service fees due to the distributor were as follows: Government Intermediate, $117; Investment Grade, $41; High Yield, $114; and Government Money Market, $28.

           Legg Mason also has an agreement with the Funds' transfer agent to assist it with some of its duties. For this assistance, Legg Mason was paid the following amounts by the transfer agent for the six months ended June 30, 1997: Government Intermediate, $22; Investment Grade, $8; High Yield, $20; and Government Money Market, $41.

Legg Mason Income Trust, Inc.

--------------------------------------------------------------------------------

6. Line of Credit:
           The Funds, except for Government Money Market, but including certain other Legg Mason Funds, participate in a $75 million line of credit ("Credit Agreement") to be utilized as an emergency source of cash in the event of unanticipated, large redemption requests by shareholders. Pursuant to the Credit Agreement, each participating Fund is liable only for principal and interest payments related to borrowings made by that Fund. Borrowings under the line of credit bear interest at prevailing short-term interest rates. For the six months ended June 30, 1997, the Funds had no borrowings under the line of credit.

7. Acquisition of Bartlett Fixed Income Fund and Bartlett Short Term Bond Fund:
           On December 20, 1996, Government Intermediate acquired all the net assets of the Bartlett Fixed Income Fund ("Fixed Income") and the Bartlett Short Term Bond Fund ("Short Term") pursuant to a plan of reorganization approved by Fixed Income and Short Term shareholders on December 6, 1996. The acquisition was accomplished by a tax-free exchange of 7,763 shares of Government Intermediate (valued at $80,196) for the 6,733 shares of Fixed Income and the 1,359 shares of Short Term outstanding on December 20, 1996. The net assets of Fixed Income ($66,916, including $436 of unrealized appreciation and $2,730 of accumulated net realized losses) and Short Term ($13,280, including $9 of unrealized appreciation and $400 of accumulated net realized losses) were combined with those of Government Intermediate. The aggregate net assets of Government Intermediate immediately before the acquisition were $223,282 and were $303,478 immediately following the acquisition.

8. Fund Share Transactions:
           At June 30, 1997, there were 1,000,000 shares authorized at $.001 par value for all portfolios of the Trust. Share transactions were as follows:

                                                                 Reinvestment
                                                 Sold          of Distributions       Repurchased               Net Change
                                          -----------------    ----------------    -----------------        ------------------
                                          Shares     Amount    Shares   Amount     Shares     Amount        Shares     Amount
------------------------------------------------------------------------------------------------------------------------------
      Government Intermediate
      --Primary Class
        Six Months Ended June 30, 1997     2,828   $ 28,984       683  $ 7,003     (4,188)    $(42,859)       (677)   $ (6,872)
        Year Ended December 31, 1996      12,900(A) 132,962(A)  1,168   11,976     (7,697)     (78,995)      6,371      65,943

      --Navigator Class
        Six Months Ended June 30, 1997       361      3,692        20      203       (461)      (4,741)        (80)       (846)
        Year Ended December 31, 1996         795(B)   8,281(B)     25      256       (435)      (4,483)        385       4,054

      Investment Grade
      --Primary Class
        Six Months Ended June 30, 1997     1,680     17,079       241    2,455     (1,207)     (12,258)        714       7,276
        Year Ended December 31, 1996       3,465     35,043       471    4,758     (3,144)     (31,762)        792       8,039

      --Navigator Class
        Six Months Ended June 30, 1997        --         --        --       --         --           --          --          --
        Year Ended December 31, 1996          --         --        --       --         --           --          --          --

      High Yield
        Six Months Ended June 30, 1997     6,767    105,509       541    8,425     (3,784)     (58,907)      3,524      55,027
        Year Ended December 31, 1996      11,299    170,050       846   12,709     (4,331)     (65,214)      7,814     117,545

      Government Money Market
        Six Months Ended June 30, 1997   654,623    654,623     6,722    6,722   (653,826)    (653,826)      7,519       7,519
        Year Ended December 31, 1996   1,245,629  1,245,629    14,984   14,984 (1,252,091)  (1,252,091)      8,522       8,522

   (A) Includes 6,202 shares valued at $64,070 and 1,272 shares valued at $13,140 issued in connection with the acquisition of Fixed Income and Short Term, respectively, as described in footnote 6.
   (B) Includes 275 shares valued at $2,846 and 14 shares valued at $140 issued in connection with the acquisition of Fixed Income and Short Term, respectively, as described in footnote 6.

                           Legg Mason Family of Funds

 Equity Funds

Legg Mason Balanced Trust
Growth and Income--An equity mutual fund which seeks long-term capital appreciation and current income in order to achieve an attractive total investment return consistent with reasonable risk.

Legg Mason Total Return Trust
Growth and Income--An equity mutual fund with investment objectives of capital appreciation and current income.

Legg Mason American Leading Companies Trust
Growth--A large capitalization equity mutual fund which seeks long-term capital appreciation and current income consistent with prudent investment management.

Legg Mason Value Trust
Growth--An equity mutual fund which seeks long-term growth of capital using the "Value Approach" to investing.

Legg Mason Special Investment Trust
Aggressive Growth--An equity mutual fund which seeks capital appreciation. It invests principally in securities of companies that are involved in restructurings or other special situations, or are out of favor with, or not closely followed by the market.

 Global Funds*

Legg Mason Emerging Markets Trust
Aggressive Growth--A mutual fund which is designed for investors seeking long-term growth possibilities available in emerging markets.

Legg Mason International Equity Trust
Aggressive Growth--A diversified, professionally managed portfolio seeking maximum long-term total return by investing primarily in common stocks of companies located outside the United States.

Legg Mason Global Government Trust
Growth and Income--A global bond fund which seeks to provide a competitive total return by investing primarily in a global portfolio of high quality debt securities of U.S. and foreign governments, their agencies and instrumentalities, denominated in various currencies.

 Taxable Bond Funds

Legg Mason U.S. Government Intermediate-Term Portfolio
Conservative Income--A mutual fund which seeks to achieve high current income consistent with prudent investment risk and liquidity needs.

Legg Mason Investment Grade Income Portfolio
Income--A mutual fund which seeks to provide investors with a high level of current income through a diversified portfolio of debt instruments.

Legg Mason High Yield Portfolio
Growth and Income--A fund which seeks to provide high current income, and as a secondary objective, seeks capital appreciation. Under normal circumstances, the Fund will invest a majority of its total assets in high yield fixed income securities commonly known as "junk" bonds. The Fund may invest up to 25% of total assets in foreign securities.

 Tax-Free Bond Funds(dagger)

Legg Mason Tax-Free Intermediate-Term Income Trust
Tax-Free Income--A fund which seeks a high level of current income exempt from federal income tax consistent with prudent investment risk.

Legg Mason Maryland Tax-Free Income Trust
Tax-Free Income--A fund whose objective is a high level of current income exempt from federal, Maryland state, and local income taxes.

Legg Mason Pennsylvania Tax-Free Income Trust
Tax-Free Income--A fund which seeks a high level of current income exempt from federal income tax and Pennsylvania personal income tax.

 Money Market Funds(dagger dagger)

Legg Mason U.S. Government Money Market Portfolio
A professionally managed portfolio seeking high current income consistent with liquidity and conservation of principal.

Legg Mason Cash Reserve Trust
A diversified management investment company investing in money market instruments to achieve stability of principal and current income consistent with stability of principal.

Legg Mason Tax Exempt Trust
A money market fund seeking to produce high current income exempt from federal income tax, to preserve capital and to maintain liquidity.

              * Investment in foreign securities involves increased risks, such as currency rate fluctuations, foreign taxation and political changes.
       (dagger) Income produced from the tax-free funds may be subject to state and local taxes. Long-term capital gain distributions generally are taxable. A portion of each Fund's dividends may be subject to the federal alternative minimum tax.
(dagger dagger) An investment in any of these Funds is neither insured nor guaranteed by the U.S. Government and there can be no guarantee that these Funds will maintain a stable $1 share price.

For a prospectus containing more complete information, including charges and expenses on any of the Legg Mason funds, call 1-800-577-8589. Please read the prospectus carefully before investing or sending money.